Short-Term Investments - Schedule of Short-Term Investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Short-Term Investments [Line Items]
Short-term investments	$ 545,972	¥ 3,718,561	¥ 26,214,992
Investment in warrants [Member]
Schedule of Short-Term Investments [Line Items]
Short-term investments		131,498	3,875,947
Investment in equity securities with readily determinable fair value [Member]
Schedule of Short-Term Investments [Line Items]
Short-term investments		¥ 3,587,063	¥ 22,339,045